Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents.
Summary of cash and cash equivalents

	2024	2023	2022
	$m	$m	$m
Cash at bank and in hand	1,215	1,325	1,411
Short-term deposits	4,273	4,515	4,755
Cash and cash equivalents	5,488	5,840	6,166
Unsecured bank overdrafts	(59)	(203)	(183)
Cash and cash equivalents in the Consolidated Statement of Cash Flows	5,429	5,637	5,983

Summary of non-cash and other movements within operating activities

	2024	2023	2022
	$m	$m	$m
Share-based payments charge for the period	660	579	619
Settlement of share plan awards	(618)	(650)	(592)
Pension contributions	(166)	(188)	(205)
Pension charges recorded in operating profit	86	55	101
Long-term provision charges recorded in operating profit	106	460	87
Loss/(gain) on disposal of tangible assets	4	(41)	(112)
Update to the contractual relationships for Beyfortus	–	(729)	–
Foreign exchange and other[1]	(193)	128	(590)
Total operating activities non-cash and other movements	(121)	(386)	(692)

1	Foreign exchange and other includes, among other items, the foreign exchange of inter-company transactions, including dividends, across Group entities and the related impact from hedging those transactions.